ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following as of September 30, 2020 and 2019:

	As of September 30,
	2020	2019
VAT payable	$3,884,924	$4,158,171
Other tax payables	53,521	51,292
Other	234,336	229,107
Total	$4,172,781	$4,438,570